Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,117,298	¥ 305,955	¥ 718,645
Net cash provided by (used in) operating activities	(245,067)	(1,355,900)	228,334
Cash flows from investing activities:
Other—net	(14,802)	(68,611)	(49,590)
Net cash provided by (used in) investing activities	3,657,359	(18,085,443)	(4,632,028)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	18,707,004	4,999,531	5,020,636
Repayment of long-term debt	(11,360,120)	(4,983,073)	(4,236,887)
Proceeds from sales of treasury stock	899	1,235	2,322
Payments for acquisition of treasury stock	(20)	(50,028)	(159,962)
Other—net	(22,566)	358,922	197,673
Net cash provided by (used in) financing activities	20,963,620	23,782,518	3,063,331
Net increase (decrease) in cash and cash equivalents	24,773,199	3,978,523	(1,296,388)
Cash and cash equivalents at beginning of fiscal year	78,555,591	74,577,068	75,873,456
Cash and cash equivalents at end of fiscal year	103,328,790	78,555,591	74,577,068
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	1,117,298	305,955	718,645
Adjustments and other	(568,317)	(1,704)	(351,775)
Net cash provided by (used in) operating activities	548,981	304,251	366,870
Cash flows from investing activities:
Proceeds from redemption of other investment securities		240,000
Proceeds from sales of investment in subsidiaries and affiliated companies	35,081	135,581	455,605
Purchase of equity investment in subsidiaries and an affiliated company			(18,346)
Net increase in loans to subsidiaries	(462,208)	(1,547,178)	(2,112,711)
Other—net	(11,531)	(12,572)	(9,009)
Net cash provided by (used in) investing activities	(438,658)	(1,184,169)	(1,684,461)
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(49,058)	(164,272)	(194,300)
Proceeds from issuance of long-term debt	831,121	1,844,488	2,043,677
Repayment of long-term debt	(514,436)	(214,994)	(314)
Repayment of long-term debt to affiliated companies	(10,500)	(241,000)	(500)
Proceeds from sales of treasury stock	1	2	3
Payments for acquisition of treasury stock	(13)	(50,022)	(150,277)
Dividends paid	(321,772)	(304,538)	(276,279)
Other—net	(1,954)	(7,791)	(15,490)
Net cash provided by (used in) financing activities	(66,611)	861,873	1,406,520
Net increase (decrease) in cash and cash equivalents	43,712	(18,045)	88,929
Cash and cash equivalents at beginning of fiscal year	185,668	203,713	114,784
Cash and cash equivalents at end of fiscal year	¥ 229,380	¥ 185,668	¥ 203,713